Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation costs
Performance costs	£ 1,398	£ 1,308	£ 1,145
Salaries	2,637	2,245	2,285
Social security costs	352	297	295
Post-retirement benefits	188	181	176
Other compensation costs	205	172	208
Total compensation costs	4,780	4,203	4,109
Other resourcing costs
Outsourcing	259	136	142
Redundancy and restructuring	45	49	47
Temporary staff costs	25	17	14
Other	83	51	53
Total other resourcing costs	412	253	256
Total staff costs	5,192	4,456	4,365
Defined contribution schemes
Compensation costs
Post-retirement benefits	140	121	127
Pension defined benefit plans
Compensation costs
Post-retirement benefits	48	60	49
Software | Internally generated
Compensation costs
Salaries	£ 197	£ 152	£ 156